BUSINESS SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product sales	$ 42,638,117	$ 52,469,229	$ 39,630,752	[1]
Gross Profit	10,028,783	15,340,895	15,010,099	[1]
Selling and marketing expenses	(882,547)	(606,271)	(445,951)	[1]
Administrative and other expenses	(2,996,579)	(2,662,595)	(1,857,785)	[1]
Operating income/(loss)	6,149,657	12,072,029	12,706,363	[1]
Other income	446,823	354,439	95,237	[1]
Interest expenses	(966,800)	(676,029)	(381,564)	[1]
Income/(loss) before income taxes	5,629,680	11,750,439	12,420,036	[1]
Income tax expense	(1,140,923)	(1,796,731)	(1,798,009)	[1]
Net income/(loss)	4,488,757	9,953,708	10,622,027	[1],[2]
Total assets	63,345,378	50,080,535
Related Party [Member]
Product sales	0	0	1,423,123
Cost of sales	0	0	(976,487)
Third Parties [Member]
Product sales	42,638,117	51,693,735	35,973,392	[1]
Cost of sales	(32,609,334)	(37,074,574)	(23,411,057)	[1]
Licensing Technology [Member]
Product sales	0	775,494	2,234,237	[1]
Cost of sales	0	(53,760)	(233,109)	[1]
Bimetallic Composite Wire Products [Member]
Product sales	40,753,851	47,175,147	32,644,473
Cost of sales	(31,718,549)	(35,185,078)	(22,379,328)
Gross Profit	9,035,302	11,990,069	10,265,145
Selling and marketing expenses	(579,079)	(522,318)	(351,331)
Administrative and other expenses	(2,043,276)	(1,238,401)	(994,317)
Operating income/(loss)	6,412,947	10,229,350	8,919,497
Other income	393,585	270,859	91,067
Interest expenses	(875,612)	(661,833)	(381,373)
Income/(loss) before income taxes	5,930,920	9,838,376	8,629,191
Income tax expense	(1,072,553)	(1,516,509)	(1,265,792)
Net income/(loss)	4,858,367	8,321,867	7,363,399
Total assets	53,832,719	40,194,094	29,660,559
Bimetallic Composite Wire Products [Member] | Related Party [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Bimetallic Composite Wire Products [Member] | Third Parties [Member]
Product sales	40,753,851	47,175,147	31,221,350
Cost of sales	(31,718,549)	(35,185,078)	(21,402,841)
Bimetallic Composite Wire Products [Member] | Licensing Technology [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Wiring Equipment [Member]
Product sales	1,884,266	5,294,082	6,986,279
Cost of sales	(890,784)	(1,943,256)	(2,241,325)
Gross Profit	993,482	3,350,826	4,744,954
Selling and marketing expenses	(303,131)	(83,953)	(94,620)
Administrative and other expenses	(789,816)	(635,872)	(663,376)
Operating income/(loss)	(99,465)	2,631,001	3,986,958
Other income	52,669	83,580	4,170
Interest expenses	(74,274)	(14,196)	(191)
Income/(loss) before income taxes	(121,070)	2,700,385	3,990,937
Income tax expense	(68,370)	(280,222)	(532,217)
Net income/(loss)	(189,440)	2,420,163	3,458,720
Total assets	9,372,561	9,267,108	6,734,737
Wiring Equipment [Member] | Related Party [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Wiring Equipment [Member] | Third Parties [Member]
Product sales	1,884,266	4,518,588	4,752,042
Cost of sales	(890,784)	(1,889,496)	(2,008,216)
Wiring Equipment [Member] | Licensing Technology [Member]
Product sales	0	775,494	2,234,237
Cost of sales	0	(53,760)	(233,109)
Corporate and Other [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Gross Profit	0	0	0
Selling and marketing expenses	(338)	0	0
Administrative and other expenses	(163,487)	(788,322)	(200,092)
Operating income/(loss)	(163,825)	(788,322)	(200,092)
Other income	569	0	0
Interest expenses	(16,914)	0	0
Income/(loss) before income taxes	(180,170)	(788,322)	(200,092)
Income tax expense	0	0	0
Net income/(loss)	(180,170)	(788,322)	(200,092)
Total assets	140,098	619,333	266,606
Corporate and Other [Member] | Related Party [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Corporate and Other [Member] | Third Parties [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Corporate and Other [Member] | Licensing Technology [Member]
Product sales	0	0	0
Cost of sales	$ 0	$ 0	$ 0

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").
[2]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").